THE TREASURER'S FUND

                                  ANNUAL REPORT
                               OCTOBER 31, 2000(a)

TO OUR SHAREHOLDERS,

      Starting in the Middle East and ending with the U.S. Supreme Court, it has been quite a year for Treasury securities. The economic fundamentals have also helped fuel this run as equities across the board have pointed to a slowing of the red hot U. S. economy. The Federal Reserve Board's (the "Fed") Chairman Alan Greenspan confirmed the Fed's thinking by softening his stance on inflation and signaling that the risk now favors further slowing in the economy. When the Federal Open Market Committee (FOMC) meets in December, most believe that the bias will move to neutral with some whisperings of an ease in interest rates. Most agree that the Fed's last move, an increase of 50 basis points in May, was overly tight and are now calling for the removal of that tightening. In addition, the market is now focusing on the new presidential administration's fiscal policies. With no clear mandate, are the next two years simply on hold or will a tremendous amount of reaching out be necessary to get anything done? All these questions have caused an enormous amount of uncertainty, driving yields to levels not seen since the economic crisis of 1998.

      While recognizing that the economy is beginning to feel the effects of more than a year of tight policy, we also feel that the Fed will be slow to loosen its stance. A lowering of interest rates by 50 basis points is now the Street consensus, with most predicting that level by mid-2001. However, in our view, Treasuries look expensive at this juncture and have factored into their price a far harder landing. Yes, the Fed may be set to ease rates, but Treasuries will have to adjust to a possible 6% target.

INTERNET

      Please visit us on the Internet. Our home page at HTTP://WWW.GABELLI.COM contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at INFO@GABELLI.COM.

CONCLUSION

      We thank you for your loyalty and, as always, pledge our best efforts on your behalf as we seek to provide you with competitive returns. Please call us at 1-800-GABELLI (1-800-422-3554) during the business day for further information.

                                                     Sincerely,
                                                     /S/ SIGNATURE
                                                     JUDITH A. RANERI
                                                     Portfolio Manager

December 15, 2000

-------------------------------------------
(a) The Fund's fiscal year ends October 31.

THE TREASURER'S FUND

DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- OCTOBER 31, 2000
------------------------------------------------------------------------------------
     PRINCIPAL                                                                           CREDIT          MARKET
      AMOUNT                                                                            RATINGS*          VALUE
     ---------                                                                          --------        -------

                COMMERCIAL PAPER -- 32.5%
   $10,000,000  AESOP Funding Corp., 6.51%, 12/11/00 ...........................          P1/A1     $   9,927,667
    10,000,000  ANC Rental Funding Corp., 6.51%, 11/09/00 ......................          P1/A1         9,985,533
    10,000,000  Banc One Financial Corp., 6.50%, 11/06/00 ......................          P1/A1         9,990,972
    10,000,000  Citibank Capital Markets Assets LLC, 6.48%, 11/06/00 ...........         P1/A1+         9,991,000
    10,000,000  Falcon Asset Securitization Corp., 6.50%, 11/09/00 .............          P1/A1         9,985,556
    10,000,000  Grand Funding Corp., 6.58%, 01/05/01 ...........................         P1/A1+         9,881,194
    10,000,000  Island Finance Puerto Rico, 6.45%, 12/27/00 ....................          P1/A1         9,899,667
    10,000,000  Louis Dreyfus Corp., 6.50%, 11/14/00 ...........................         P1/A1+         9,976,528
    10,000,000  Preferred Receivables Funding, 6.50%, 11/17/00 .................          P1/A1         9,971,111
    10,000,000  Sweetwater Capital Corp., 6.51%, 11/20/00 ......................         P1/A1+         9,965,642
    10,000,000  Teachers Insurance and Annuity Association of America,
                  6.49%, 11/06/00 ..............................................         P1/A1+         9,990,986
    10,000,000  Three Rivers Funding Corp., 6.50%, 11/17/00 ....................          P1/A1         9,971,111
    10,000,000  Verizon Network Funding, 6.48%, 11/21/00 .......................         P1/A1+         9,964,000
                                                                                                     ------------
                TOTAL COMMERCIAL PAPER ........................................................       129,500,967
                                                                                                     ------------

                ADJUSTABLE RATE SECURITIES -- 4.8%
     5,000,000  California Housing Financial Agency Revenue,
                  6.60%, 11/01/00, Credit Support - FSA, 02/01/17+ .............        VMIG1/A1+       5,000,000
     1,900,000  Health Insurance Plan of Greater New York, Series B-1,
                  6.00%, 11/01/00, Letter of Credit - Morgan Guaranty Trust,
                  07/01/16+ ....................................................         NR/A1+         1,900,000
     1,120,000  New Jersey Economic Development Authority, Series E-2,
                  6.00%, 11/02/00, Letter of Credit - LaSalle National Bank,
                  08/01/14+ ....................................................         NR/A1+         1,120,000
     3,700,000  New Jersey Economic Development Authority, MSNBC/CNBC, Series A,
                  6.46%, 11/01/00, 10/01/21+ ...................................         P1/A1+         3,700,000
     7,500,000  New York State Housing Finance Agency, Revenue,
                  66 West 38th Housing, Series B,
                  6.62%, 11/01/00, Letter of Credit - Bayerische Hypo - UND VER,
                  11/01/33+ ....................................................         Aa3/NR         7,500,000
                                                                                                    -------------
                TOTAL ADJUSTABLE RATE SECURITIES ................................................      19,220,000
                                                                                                    -------------
                LOAN PARTICIPATIONS -- 2.5%
    10,000,000  GMAC Mortgage Corp., 6.57%, 11/01/00                                      NR/NR        10,000,000
                                                                                                    -------------
                U.S. GOVERNMENT AGENCY MORTGAGES -- 44.5%
    20,400,000  Federal Farm Credit Bank, 6.47% to 6.55%, 11/01/00 to 02/01/01                         20,399,811
    75,740,000  Federal Home LoanBank, 5.13% to 7.05%, 11/01/00 to 09/12/01 ....                       75,673,515
    30,000,000  Federal Home Loan Mortgage Corp., 5.00% to 7.08%,
                  11/07/00 to 08/14/01 .........................................                       29,918,205
    21,900,000  Federal National Mortgage Association, 5.25% to 8.25%,
                  12/18/00 to 10/05/01 .........................................                       21,896,137
    25,000,000  Student LoanMarketingAssociation, 6.09% to 6.93%,
                  11/07/00 to 10/11/01 .........................................                       24,998,663
     4,035,000  Tennessee Valley Authority, 6.00%, 11/01/00 ....................                        4,035,000
                                                                                                    -------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGES ........................................       176,921,331
                                                                                                    -------------
                REPURCHASE AGREEMENTS -- 17.3%
    23,691,125  Bear Stearns & Co., 6.56%, dated 10/31/00, due 11/01/00,
                  proceeds at maturity $23,695,442 (a) .........................                       23,691,125
    45,000,000  State Street Bank & Trust Co., 6.58%, dated 10/31/00,
                 due 11/01/00, proceeds at maturity $45,008,225 (b) ............                       45,000,000
                                                                                                    -------------
                TOTAL REPURCHASE AGREEMENTS ...................................................        68,691,125
                                                                                                    -------------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND

DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 2000
------------------------------------------------------------------------------------------------
                                                                                                        MARKET
                                                                                                         VALUE
                                                                                                        ------
TOTAL INVESTMENTS (Cost $404,333,423) (c) ......................................           101.7%    $404,333,423
PAYABLE TO MANAGER .............................................................            (0.0)        (101,624)
PAYABLE TO ADMINISTRATOR .......................................................            (0.0)         (30,399)
PAYABLE FOR INVESTMENTS PURCHASED ..............................................            (1.6)      (5,992,002)
DIVIDENDS PAYABLE ..............................................................            (0.1)        (582,064)
OTHER ASSETS AND LIABILITIES (NET) .............................................             0.0          149,439
                                                                                          ------    -------------
NET ASSETS (398,033,595 shares of capital stock outstanding,
   $0.001 par value, two billion shares authorized) ............................           100.0%    $397,776,773
                                                                                          ======     ============

COMPOSITION OF NET ASSETS
Paid-in-capital ................................................................................     $397,783,235
Accumulated distribution in excess of net investment income ....................................           (6,462)
                                                                                                     ------------
NET ASSETS .....................................................................................     $397,776,773
                                                                                                     ============

SHARES OF CAPITAL STOCK:
   MONEY MARKET CLASS
   Net Asset Value, offering and redemption price per share
     (354,421,720 shares outstanding) ..........................................................            $1.00
                                                                                                            =====

   CASH MANAGEMENT CLASS
   Net Asset Value, offering and redemption price per share
     (43,611,875 shares outstanding) ...........................................................            $1.00
                                                                                                            =====
-----------------------------------------------------

+ Variable rate security. The short term date shown is the next rate change date.
(a) Collateralized by U.S. Treasury STRIPS, due 02/15/13 to 05/15/21, market value $24,165,091.
(b) Collateralized by Federal Farm Credit Bank, 0.00%, due 12/19/00, market value $45,900,075.
(c)  Aggregate cost for Federal tax purposes.
* Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc. (Unaudited). Moody's credit ratings of P1 and VMIG1, Standard & Poor's credit rating of A1, and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolio.


                 See accompanying notes to financial statements.

THE TREASURER'S FUND

TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- OCTOBER 31, 2000
--------------------------------------------------------------------------------
      PRINCIPAL                                                                          CREDIT         MARKET
       AMOUNT                                                                           RATINGS*         VALUE
      ---------                                                                         --------        ------
                SHORT-TERM MUNICIPAL OBLIGATIONS -- 99.5%
                ALABAMA - 5.3%
    $2,000,000  Columbia Industrial Development Board, Pollution Control Revenue,
                  Alabama Power Company Project, Series D, 4.80%, 11/01/00,
                  10/01/22+ .....................................................         VMIG1/A1   $2,000,000
     2,500,000  McIntosh Industrial Development Board, Environmental Improvement
                  Revenue Ref CIBC Specialty Series D, 4.60%, 11/01/00, 07/01/28+          NR/A1+     2,500,000
     1,000,000  Mobile Industrial Development Board, Exempt Facility Revenue,
                  Kimberly-Clark Tissue Project, 4.35%, 11/01/00, 04/01/15+ .....          A1+/P1     1,000,000
     2,100,000  North Alabama Environmental Improvement Authority,
                  Pollution Control Revenue, Reynolds Metals Co.,
                  4.70%, Letter of Credit - San Paolo Bank, 12/01/00+ ...........          P1/NR      2,100,000
     1,000,000  Phenix County Industrial Development Board,
                  Environmental Improvement Revenue, Mead Coated Board Project,
                  4.75%, 11/01/00, Letter of Credit - Bayerische Vereinsbank,
                  03/01/31+ .....................................................         VMIG1/NR    1,000,000
     1,100,000  Phenix County Industrial Development Board, Environmental
                  Improvement Revenue, Mead Coated Board Project, Series A,
                  4.75%, 11/01/00, Letter of Credit - Toronto Dominion Bank,
                  06/21/28+ .....................................................          NR/A1+     1,100,000
     1,000,000  Stevenson Industrial Development Board, Environmental Improvement
                  Revenue, Mead Corporation Project,
                  4.55%, 11/01/00, Letter of Credit - C.S. First Boston,
                  11/01/16+ .....................................................          NR/A1+     1,000,000
       900,000  Stevenson Industrial Development Board, Environmental Improvement
                  Revenue, The Mead Corporation Project, Series C,
                  4.65%, 11/01/00, Letter of Credit - Bank Austria, 11/01/33+ ...          NR/A1+       900,000
       800,000  Stevenson Industrial Development Board, Environmental Improvement
                  Revenue, The Mead Corporation Project, Series D,
                  4.55%, 11/01/00, Letter of Credit - Bank Austria, 11/01/11+ ...          NR/A1+        800,000
                                                                                                     -----------
                TOTAL ALABAMA ..................................................................      12,400,000
                                                                                                     -----------

                ALASKA - 1.4%
     1,000,000  Alaska Student Loan Corporation, Student Loan Revenue, Series A,
                  4.20%, AMBAC Insured, 07/01/01 ................................         Aaa/AAA        998,988
     2,000,000  Anchorage Tax Anticipation Notes, 4.75%, 02/02/01 ...............         MIG1/SP1+    2,003,176
                                                                                                     -----------
                TOTAL ALASKA ...................................................................       3,002,164
                                                                                                     -----------

                ARIZONA - 1.7%
     2,700,000  Scottsdale Industrial Development Authority Revenue,
                  Scottsdale Memorial Health Systems Project, Series B, 4.25%,
                  11/01/00, AMBAC Insured, SPA - Credit Local de France,
                  09/01/22+ .....................................................         VMIG1/A1+    2,700,000
     1,150,000  Tempe Union High School District Number 213 Project, Series B,
                  5.00%, FGIC Insured, 07/01/01 .................................         Aaa/AAA      1,154,772
                                                                                                     -----------
                TOTAL ARIZONA .................................................................        3,854,772
                                                                                                     -----------

                CALIFORNIA - 0.9%
     1,900,000  California Higher Education Loan Authority Inc., Student Loan
                  Revenue, Series C, 4.45%, 07/01/01, Letter of Credit -
                  Student Loan Marketing, 07/01/02+ .............................         VMIG1/A1+    1,900,000
                                                                                                     -----------
                COLORADO - 0.9%
     2,000,000  Colorado State Tax and Revenue Anticipation Notes, 5.00%,
                  06/27/01 ......................................................         SP1+/F1+     2,009,344
                                                                                                     -----------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND

TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 2000
--------------------------------------------------------------------------------------------
      PRINCIPAL                                                                          CREDIT          MARKET
       AMOUNT                                                                           RATINGS*          VALUE
      ---------                                                                         --------         ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                CONNECTICUT - 1.1%
    $2,500,000  Connecticut Special Assessment Unemployment Compensation,
                  Adv Fund Series C, 4.35%, 07/01/01, FGIC Insured, 11/15/01+ ..        VMIG1/A1+    $  2,500,000
                                                                                                     ------------

                DELAWARE - 3.1%
     3,300,000  Delaware State Economic Development Authority Revenue, Delmarva
                  Power & Light Co. Project, 4.85%, 11/01/00, 10/01/17+ ........        VMIG1/A1        3,300,000
     3,500,000  Delaware State Economic Development Authority Revenue, Gas
                  Facilities, Delmarva Power & Light Co. Project, 4.85%,
                  11/01/00, 10/01/29+ ..........................................        VMIG1/A1        3,500,000
                                                                                                     ------------
                TOTAL DELAWARE ..............................................................           6,800,000
                                                                                                     ------------

                FLORIDA - 1.6%
     2,000,000  Lee County Industrial Development Authority, Health Care
                  Facilities Revenue, Cypress Cove Health Park - Series C,
                  4.30%, 11/01/00, Letter of Credit - Kredietbank NV, 10/01/04+         VMIG1/NR        2,000,000
     1,600,000  St. Lucie County, Pollution Control Revenue, Florida Power &
                  Light Company Project, 4.55%, 11/01/00, 03/01/27+ ............        VMIG1/A1+       1,600,000
                                                                                                     ------------
                TOTAL FLORIDA ...............................................................           3,600,000
                                                                                                     ------------

                GEORGIA - 2.8%
     1,800,000  Burke County Development Authority, Pollution Control Revenue,
                  Georgia Power Company Plant Vogtle 1st, 4.60%, 11/01/00,
                  04/01/32+ ....................................................        VMIG1/A1/F1+    1,800,000
     3,940,000  Burke County Development Authority, Pollution Control Revenue,
                  Ogelthorpe Power Corporation Project, Series A, 4.30%,
                  11/01/00, FGIC Insured, SPA - Bayerische Landesbank, 01/01/16+        VMIG1/A1+/F1+   3,940,000
       400,000  Hapeville Development Authority, Industrial Development Revenue,
                  Hapeville Hotel Limited, 4.55%, 11/01/00, Letter of Credit -
                  Deutsche Bank A.G., 11/01/15+ ................................           P1/NR          400,000
                                                                                                     ------------
                TOTAL GEORGIA ................................................................          6,140,000
                                                                                                     ------------

                HAWAII - 2.2%
     4,900,000  Hawaii State Department Budget and Finance, Queens Health System,
                  Series A, 4.40%, 11/01/00, SPA - Morgan Guaranty Trust,
                  07/01/26+ ....................................................        VMIG1/A1+       4,900,000
                                                                                                     ------------

                ILLINOIS - 4.6%
     3,000,000  Illinois Development Finance Authority, Olin Corp. Project,
                  Series D, 4.60%, 11/01/00, Letter of Credit - Wachovia Bank of
                  South Carolina, 03/01/16+ ....................................           NR/A1+       3,000,000
     1,000,000  Illinois Educational Facilities Authority, Revs ACI/Cultural,
                  4.45%, 11/01/00, Letter of Credit - American National Bank &
                  Trust, 07/01/29+ .............................................           NR/A1        1,000,000
     2,000,000  Illinois Health Facilities Authority Revenue, Loyola University
                  Health System, Series B, 4.25%, 11/01/00, MBIA Insured,
                  SPA - Credit Suisse First Boston, 07/01/24+ ..................         VMIG1/A1+      2,000,000
     1,100,000  Illinois Housing Development Authority, Illinois Center
                  Apartments, 4.35%, 11/01/00, Credit Support - Metropolitan
                  Life Guaranty, 01/01/08+ .....................................          NR/A1+        1,100,000
     2,070,000  Illinois Housing Development Authority, Multi-Family Housing -
                  Camelot, 4.60%, 11/01/00, MBIA Insured, SPA - Bank One N.A.,
                  05/01/27+ ....................................................         VMIG1/A1+      2,070,000


                 See accompanying notes to financial statements.

THE TREASURER'S FUND

TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 2000
--------------------------------------------------------------------------------------------
      PRINCIPAL                                                                          CREDIT          MARKET
       AMOUNT                                                                           RATINGS*          VALUE
      ---------                                                                         --------         ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                ILLINOIS (CONTINUED)
    $1,000,000  Illinois State Toll Highway Authority, Toll Highway Priority
                  Revenue, Series B, 4.25%, 11/01/00, MBIA Insured, Letter of
                  Credit - Societe Generale, 01/01/10+ .........................      VMIG1/A1+/F1+   $ 1,000,000
                                                                                                      -----------
                TOTAL ILLINOIS .................................................                       10,170,000
                                                                                                      -----------

                KANSAS - 0.5%
     1,100,000  Olathe Industrial Revenue, Garmin International Inc. Project,
                  4.50%, 11/01/00, Letter of Credit - Bank of America, 01/01/25+         NR/A1+         1,100,000
                                                                                                      -----------

                KENTUCKY - 2.8%
       870,000  Daviess County Exempt Facilities Revenue, Kimberly-Clarke Tissue
                  Project, 4.50%, 11/01/00, 08/01/29+ ..........................         NR/A1+           870,000
     2,000,000  Kentucky Asset/Liability Common General Fund Revenue,
                  Tax & Revenue Anticipation Notes, Series A, 5.25%, 06/27/01 ..      MIG1/SP1+/F1+     2,008,857
     2,000,000  Kentucky Association of Counties Advance Revenue Cash Flow
                  Borrowing Tax and Revenue Anticipation Notes, 5.00%, 06/27/01       MIG1/SP1+/F1+     2,006,289
     1,255,000  Kentucky Development Financial Authority Revenue,
                  Pooled Loan Program, Series A, 4.35%, 11/02/00, FGIC Insured,
                  SPA - Landesbank Hessen, 12/01/15+ ...........................       VMIG1/AAA+       1,255,000
                                                                                                      -----------
                TOTAL KENTUCKY ...............................................................          6,140,146
                                                                                                      -----------

                MARYLAND - 3.0%
     1,900,000  Howard County Consolidated Public Improvement, Series A,
                  4.50%, 02/15/01 ..............................................      Aaa/AAA/AAA       1,901,563
     3,800,000  Montgomery County Housing Opportunity Common Housing Revenue,
                  Kensington Park Issue II,  4.40%, 11/01/00, MBIA Insured,
                  SPA - First National Bank, 07/01/28+ .........................       VMIGI/A1         3,800,000
       900,000  Northeast Maryland Waste Disposal Authority Resource Recovery
                  Revenue, Hartford County Resource, 4.15%, 11/01/00, AMBAC
                  Insured, SPA - Credit Local de France, 01/01/08+ .............       VMIG1/A1+          900,000
                                                                                                      -----------
                TOTAL MARYLAND ..............................................................           6,601,563
                                                                                                      -----------

                MASSACHUSETTS - 0.9%
     2,000,000    Massachusetts   State   Health  and   Educational   Facilities
                  Authority  Revenue,  Capital Assets Program,  Series D, 4.55%,
                  10/02/00, MBIA Insured, SPA - State Street Bank and Trust Co.,
                  01/01/35+ ....................................................        VMIG1/A1+       2,000,000
                                                                                                      -----------

                MICHIGAN - 6.5%
       800,000  Cornell Township Economic Development Corp., Environmental
                  Improvement Revenue, Mead Escanaba Paper Co., 4.55%, 11/01/00,
                  Letter of Credit - Bank of America, 11/01/16+ ................        NR/A1+            800,000
     1,350,000  Delta County Economic Development Corporation, Environmental
                  Improvement Revenue, Mead Escanaba Paper Co. Project,
                  4.70%, 11/01/00, Letter of Credit - Union Bank of Switzerland,
                  12/01/23+ ....................................................        NR/A1+          1,350,000
     4,000,000  Michigan Higher Education Student Loan, Series XII-B,
                  4.35%, 11/01/00, AMBAC Insured, SPA - Kredietbank NV, 10/01/13+       VMIG1/A1        4,000,000


                 See accompanying notes to financial statements.

THE TREASURER'S FUND

TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 2000
--------------------------------------------------------------------------------------------
      PRINCIPAL                                                                          CREDIT          MARKET
       AMOUNT                                                                           RATINGS*          VALUE
      ---------                                                                         --------         ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                MICHIGAN (CONTINUED)
    $4,000,000  Michigan State Housing Development Authority, Limited Obligation
                  Revenue, Laurel Valley Project, 4.40%, 11/01/00, Letter of
                  Credit - Bank One Michigan, 12/01/07+ ........................        VMIG1/NR      $ 4,000,000
     1,255,000  Michigan State Strategic Fund, Limited Obligation Revenue Reserve,
                  4.55%, 11/01/00, Letter of Credit - Barclays Bank PLC, 09/01/30+       P1/A1+         1,255,000
     1,800,000  Midland County Economic Development Corporation, Limited
                  Obligation Revenue, Dow Chemical Co. Project, Series A, 4.70%,
                  11/01/00, 12/01/23+ ..........................................         P1/A1          1,800,000
     1,200,000  Wayne Charter County Airport Revenue, Detroit Metropolitan County
                  Project, Series B, 4.35%, 11/01/00, Letter of Credit -
                  Landesbank - Hessen - THRGN, 12/01/16+ .......................        VMIG1/A1+       1,200,000
                                                                                                      -----------
                TOTAL MICHIGAN ...............................................................         14,405,000
                                                                                                      -----------

                MINNESOTA - 2.6%
     1,700,000  Golden Valley Industrial Development Revenue, Unicare Homes
                  Project, 4.40%, 11/01/00, Letter of Credit - Bank of America,
                  09/01/14+ ....................................................         NR/A1+         1,700,000
     2,000,000  Rochester Health Care Facilities, Mayo Foundation Mayo Medical
                  Center Series B, 4.20%, 11/01/00 .............................         NR/A1+         2,000,000
     2,000,000  Rochester Health Care Facilities, Mayo Foundation Mayo Medical
                  Center Series B, 4.10%, 12/04/00 .............................         NR/A1+         2,000,000
                                                                                                      -----------
                TOTAL MINNESOTA ..............................................................          5,700,000
                                                                                                      -----------
                MISSOURI - 2.0%
     2,040,000  Missouri State Development Financial Board Recreation Facility,
                  YMCA  Greater St. Louis  Project,  Series B, 4.35%, 11/02/00,
                  Letter of Credit - Bank of America, 09/01/02+ ................         NR/A1+         2,040,000
     2,320,000  Missouri State Health & Educational Facilities Authority,
                  Christian Health Service, Series A, 4.30%, 11/01/00, Letter of
                  Credit - Morgan Guaranty Trust, 11/01/19+ ....................         NR/A1+         2,320,000
                                                                                                      -----------
                TOTAL MISSOURI ...............................................................          4,360,000
                                                                                                      -----------

                NEBRASKA - 0.9%
     1,900,000  Lancaster County Hospital Authority Number 1 Hospital Revenue,
                  Bryan Memorial Hospital Project, 4.25%, 11/01/00, MBIA Insured,
                  SPA - Commerzbank A.G., 06/01/12+ ............................        VMIG1/A1+       1,900,000
                                                                                                      -----------
                NEVADA -- 2.1%
     4,002,000  Clark County Airport Improvement Revenue, Series A, 4.25%,
                  11/01/00, MBIA Insured, Letter of Credit - Bayerische Hypo
                  Vereinsbank, Credit Local de France, Chase Manhattan Bank,
                  07/01/12+ ....................................................        VMIG1/A1+       4,002,000
       580,000  Clark County Airport Improvement Revenue, Lien Series A-2,
                  4.60%, 11/01/00, Letter of Credit - Union Bank of Switzerland,
                  07/01/25+ ....................................................        VMIG1/A1+         580,000
                                                                                                      -----------
                TOTAL NEVADA .................................................................          4,582,000
                                                                                                      -----------


                 See accompanying notes to financial statements.

THE TREASURER'S FUND

TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 2000
--------------------------------------------------------------------------------------------
      PRINCIPAL                                                                          CREDIT          MARKET
       AMOUNT                                                                           RATINGS*          VALUE
      ---------                                                                         --------         ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                NEW JERSEY - 3.2%
    $5,000,000  New Jersey State Turnpike Authority Revenue, Series D, 4.15%,
                  11/01/00, FGIC Insured, Letter of Credit - Societe Generale,
                  01/01/18+ ....................................................      VMIG1/A1+/F1+   $ 5,000,000
     2,000,000  New Jersey State Turnpike Authority Revenue, Series E,
                  3.95%, 11/07/00, MBIA Insured, 01/01/30+ .....................        Aaa/AAA         2,000,000
                                                                                                      -----------
                TOTAL NEW JERSEY ..............................................................         7,000,000
                                                                                                      -----------

                NEW YORK - 5.9%
     4,830,000  Long Island Power Authority, Electric System Revenue, Series 6,
                  4.55%, 11/01/00, Letter of Credit - Morgan Guaranty Trust, ABN
                  Amro Bank N.V., 05/01/33+ ....................................      VMIG1/A1+/F1+     4,830,000
       600,000  New York City General Obligation Unlimited, Series B, Subseries
                  B4, 4.55%, 11/01/00, MBIA Insured, SPA - Credit Agricole
                  Indosez, 08/15/23+ ...........................................      VMIG1/A1+/F1+       600,000
       600,000  New York City Municipal Water Finance Authority, Water and Sewer
                  System Revenue Series C, 4.55%, 11/01/00, SPA - Dexia - Credit
                  Local France, 06/15/33+ ......................................      VMIG1/A1+/F1+       600,000
     2,100,000  New York State Energy Research and Development Authority
                  Pollution Control Revenue, New York Electric Gas, Series D,
                  4.55%, 11/01/00, Letter of Credit - Bank One Chicago NA,
                  10/01/29+ ....................................................        VMIG1/A1+       2,100,000
     3,200,000  New York State Energy Research and Development, Pollution Control
                  Revenue, New York State Electric & Gas, Series C, 4.55%,
                  11/01/00, Letter of Credit - Morgan Guaranty Trust, 06/01/29+         VMIG1/A1+       3,200,000
     1,300,000  New York State Local Government Assistance Corporation, Series G,
                  4.00%, 11/01/00, Letter of Credit - Bank of Nova Scotia,
                  04/01/25+ ....................................................        VMIG1/A1+       1,300,000
       400,000  New York State Dormitory Authority Revenue, Beverwyck Inc.
                  Project, 4.20%, 11/01/00, Letter of Credit - Fleet National
                  Bank, 07/01/25+ ..............................................        VMIG1/A1          400,000
                                                                                                      -----------
                TOTAL NEW YORK ..............................................................          13,030,000
                                                                                                      -----------

                NORTH CAROLINA - 3.3%
     3,700,000  Charlotte  Airport  Revenue,  Series A,  4.35%,  11/01/00,  MBIA
                  Insured, SPA - Chase Manhattan Bank, 07/01/17+ ...............        VMIG1/A1+       3,700,000
     2,500,000  Charlotte-Mecklenberg Hospital Authority, North Carolina Health
                  Care Systems, Series C, 4.25%, 11/02/00, Liquidity Facility -
                  Bank of America, 01/15/26+ ...................................        VMIG1/A1+       2,500,000
     1,100,000  North Carolina Educational Facilities Finance Agency Revenue,
                  Elon College Project, 4.30%, 11/01/00, Letter of Credit - Bank
                  of America, 01/01/19+ ........................................        VMIG1/A1+       1,100,000
                                                                                                      -----------
                TOTAL NORTH CAROLINA .........................................................          7,300,000
                                                                                                      -----------

                NORTH DAKOTA - 1.6%
     1,075,000  Grand Forks Hospital Facilities Revenue, United Hospital
                  Obligation Group PJ, 4.65%, 11/01/00, Letter of Credit -
                  LaSalle National Bank, 12/01/16+ .............................        VMIGI/NR        1,075,000
     2,500,000  North Dakota State Housing Finance Agency Revenue, Housing
                  Finance Program, Home Mortgage Series D, 4.45%, 08/27/01 .....        MIG1/NR         2,500,000
                                                                                                      -----------
                TOTAL NORTH DAKOTA ...........................................................          3,575,000
                                                                                                      -----------

                OHIO - 0.5%
     1,000,000  Ohio State Water Development Authority Revenue, Environmental
                  Mead Corporation, Series B, 4.55%, 11/01/00, Letter of Credit
                  - Bank of America, 11/01/15+ .................................         NR/A1+         1,000,000
                                                                                                      -----------


                 See accompanying notes to financial statements.

THE TREASURER'S FUND

TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 2000
--------------------------------------------------------------------------------------------
      PRINCIPAL                                                                          CREDIT          MARKET
       AMOUNT                                                                           RATINGS*          VALUE
      ---------                                                                         --------         ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                OREGON - 5.5%
    $2,000,000  Oregon State Housing and Community Services Department Mortgage
                  Revenue, Single Family Mortgage Program, Series G, 4.40% .....        Aa2/NR        $ 2,000,000
     1,225,000  Port of Portland Oregon Airport Revenue, Portland International
                  Airport, Series 12C, 4.00%, FGIC Insured, 07/01/01 ...........        Aaa/AAA         1,220,974
     3,300,000  Port of Portland Pollution Control, Reynolds Metals, 4.70%,
                  10/01/00, Letter of Credit - San Paolo Bank, 12/01/09+ .......        P1/NR           3,300,000
     5,800,000  Port of Portland Special Obligation Revenue, Horizon Air
                  Insurance Inc. Project, 4.75%, 10/02/00, Letter of Credit -
                  Bank of Montreal, 06/15/27+ ..................................        NR/A1+          5,800,000
                                                                                                      -----------
                TOTAL OREGON .................................................................         12,320,974
                                                                                                      -----------

                PENNSYLVANIA - 6.2%
     3,700,000  Delaware County Industrial Development Authority, Airport
                  Facilities Revenue, United Parcel Service Project, 4.55%,
                  11/01/00, 12/01/15+ ..........................................        AAA/A1+         3,700,000
     1,100,000  Delaware Valley Regional Finance Authority, Local Government
                  Revenue, Series A, 4.30%, 11/01/00, Letter of Credit - Credit
                  Suisse First Boston, 12/01/19+ ...............................        VMIG1/A1+       1,100,000
     1,165,000  Pennsylvania Energy Development Authority, B&W Ebensburg Project,
                  4.35%, 11/01/00, Letter of Credit - Landesbank Hessen-THRGN,
                  12/01/11+ ....................................................        Aaa/NR          1,165,000
     6,800,000  Philadelphia Water & Waste Water Revenue, Series B, 4.25%,
                  11/01/00, AMBAC Insured, SPA - Commerzbank  A.G., 08/01/27+ ..      VMIG1/A1+/F1      6,800,000
     1,000,000  Quakertown General Authority Revenue, Pooled Financing Program,
                  Series A, 4.30%, 11/07/00, Letter of Credit - PNC Bank N.A.,
                  06/01/28+ ....................................................        VMIG1/A1        1,000,000
                                                                                                      -----------
                TOTAL PENNSYLVANIA ...........................................................         13,765,000
                                                                                                      -----------

                SOUTH CAROLINA - 3.2%
     2,500,000  Rock Hill Utility Systems Revenue, Series B, 4.25%, 11/01/00,
                  FSA Insured, SPA - First Union National Bank, 01/01/25+ ......        VMIG1/A1        2,500,000
     2,600,000  South Carolina Educational Facilities Authority, Furman
                  University Project, Series B, 4.40%, 11/02/00, MBIA Insured,
                  SPA - Wachovia Bank of South Carolina, 10/01/26+ .............      VMIG1/A1/F1+      2,600,000
     2,000,000  Spartanburg County School District Number 007, Bond Participation
                  Notes, 4.75%, 02/15/01 .......................................        MIG1/NR         2,003,621
                                                                                                      -----------
                TOTAL SOUTH CAROLINA .........................................................          7,103,621
                                                                                                      -----------

                TENNESSEE - 2.5%
     1,450,000  Clarksville Public Building Authority Revenue, Pooled Financing -
                  City of Murfreesboro, 4.35%, 11/02/00, Letter of Credit -
                  Bank of America, 07/01/11+ ...................................        VMIG1/NR        1,450,000
     1,400,000  Clarksville Public Building Authority Revenue, Pooled Financing -
                  Tennessee Municipal Bond Fund, 4.35%, 11/02/00, Letter of
                  Credit - Bank of America, 10/01/25+ ..........................         NR/A1+         1,400,000
     2,500,000  Hamilton County, Tennessee Aquarium Project, 4.35%, 11/02/00,
                  Letter of Credit - NationsBank of Georgia, 07/01/21+ .........         NR/A1+         2,500,000
       300,000  Metropolitan Nashville Airport Authority Special Facilities
                  Revenue, American Airlines Project, Series B, 4.55%, 11/01/00,
                  Letter of Credit - Bayerische Landesbank, 10/01/12+ ..........         NR/A1+           300,000
                                                                                                      -----------
                TOTAL TENNESSEE ..............................................................          5,650,000
                                                                                                      -----------


                 See accompanying notes to financial statements.

THE TREASURER'S FUND

TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 2000
--------------------------------------------------------------------------------------------
      PRINCIPAL                                                                          CREDIT          MARKET
       AMOUNT                                                                           RATINGS*          VALUE
      ---------                                                                         --------         ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                TEXAS - 6.9%
   $   800,000  Bexar County Housing Financing Corporation Multi-Family
                  Guaranteed Mortgage Revenue, Creightons Mill Development
                  Series A, 4.50%, 11/01/00, Letter of Credit - Westdeutsche
                  Landesbank, 08/01/06+ ........................................        NR/A1+        $   800,000
     2,750,000  Harris County Housing Finance Corp., Multi-Family Housing
                  Revenue, GTD Mortgage Idlewood Park Development, Series A,
                  4.50%, 11/01/00, Letter of Credit - Westdeutsche Landesbank,
                  06/01/05+ ....................................................        NR/A1+          2,750,000
       700,000  Metropolitan Higher Education Authority Inc., Texas Higher
                  Education Revenue, University of Dallas Project, 4.40%,
                  11/01/00, Letter of Credit - Chase Bank of Texas N.A.,
                  05/01/19+ ....................................................        NR/A1/F1+         700,000
     1,200,000  North Central Texas Health Facilities Development Corporate
                  Revenue, Presbyterian Medical Center Project, Series D, 4.65%,
                  11/01/00, MBIA Insured, SPA - Chase Bank of Texas N.A.,
                  12/01/15+ ....................................................        VMIGI/A1+       1,200,000
     2,000,000  Port Arthur Navigation District Revenue, BASF Corporation Project,
                  Series A, 4.35%, 01/10/01 ....................................        P1/A1           2,000,000
     3,950,000  South Texas Higher Education Authority Inc., 4.35%, 11/01/00,
                  MBIA Insured, SPA - Sallie Mae, 12/01/27+ ....................       VMIG1/NR         3,950,000
     4,000,000  Texas State Tax and Revenue Anticipation Notes, 5.25%, 08/31/01       MIG1/SP1+/F1+     4,030,864
                                                                                                      -----------
                TOTAL TEXAS ..................................................................         15,430,864
                                                                                                      -----------

                UTAH - 0.6%
       500,000  Morgan County Solid Waste Disposal Revenue, Holnam Inc. Project,
                  4.60%, 11/01/00, Letter of Credit - Wachovia Bank, 08/01/31+         VMIG1/A1+          500,000
       900,000  Utah State Board of Regents Student Loan Revenue, Series C,
                  4.40%, 11/01/00, AMBAC Insured, SPA - Dresdner Bank, 11/01/13+       VMIG1/A1+          900,000
                                                                                                      -----------
                TOTAL UTAH ...................................................................          1,400,000
                                                                                                      -----------

                VIRGINIA - 0.9%
     1,000,000  Henrico County Industrial Development Authority Revenue,
                  Hermitage Health Facilities, 4.35%, 11/01/00, Letter of Credit
                  - Bank of America, 08/01/23+ .................................        NR/A1+          1,000,000
     1,000,000  Richmond Industrial Development Authority Revenue, Virginia
                  Union University Project, 4.35%, 11/01/00, Letter of Credit -
                  Bank of America NA, 12/01/07+ ................................        NR/A1+          1,000,000
                                                                                                      -----------
                TOTAL VIRGINIA ...............................................................          2,000,000
                                                                                                      -----------

                WASHINGTON - 7.7%
     2,175,000  Port Bellingham Industrial Development Corp., Sauder Woodcraft
                  Corp. Project, 4.50%, 11/01/00, Letter of Credit - Bank of
                  America, 12/01/14+ ...........................................        Aa1/NR          2,175,000
       500,000  Seattle Municipal Light and Power Revenue, 4.60%, 11/01/00 .....        Aa2/AA            500,000
     1,500,000  Seattle Municipal Light and Power Revenue, 4.25%, 11/01/00,
                  Letter of Credit - Morgan Guaranty Trust, 06/01/21+ ..........       VMIG1/A1+        1,500,000
     5,000,000  Washington State Public Power Supply System, Project Number 2,
                  Electric Revenue, Series 2A-1, 4.25%, 11/01/00, MBIA Insured,
                  SPA - Credit Suisse First Boston, 07/01/12+ ..................       VMIG1/A1+        5,000,000
     3,000,000  Washington State Public Power Supply System, Project Number 2,
                  Series A, 6.30%, 07/01/01 ....................................        Aa1/NR          3,034,608
     5,000,000  Washington State Public Power Supply System, Project Number 3,
                  4.25%, 11/01/00, Letter of Credit - Morgan Guaranty Trust,
                  07/01/18+ ....................................................       VMIG1/A1+        5,000,000
                                                                                                      -----------
                TOTAL WASHINGTON ............................................................          17,209,608
                                                                                                      -----------


                 See accompanying notes to financial statements.

THE TREASURER'S FUND

TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 2000
--------------------------------------------------------------------------------------------
      PRINCIPAL                                                                          CREDIT          MARKET
       AMOUNT                                                                           RATINGS*          VALUE
      ---------                                                                         --------         ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                WISCONSIN - 2.3%
    $1,000,000  Pulaski Community School District Promissory Notes, 4.45%,
                  03/01/01 ......................................................      MIG1/SP1+      $  1,000,471
     4,100,000  Wisconsin SSM Healthcare, 4.25%, 11/08/00 .......................       A1+/NR           4,100,000
                                                                                                      ------------
                TOTAL WISCONSIN .............................................................            5,100,471
                                                                                                      ------------

                WYOMING - 2.3%
     1,900,000  Lincoln County Pollution Control Revenue, Exxon Mobil Corporation
                  Project, Series B, 4.55%, 11/01/00 ............................       P1/A1+           1,900,000
     1,900,000  Lincoln County Pollution Control Revenue, Exxon Mobil Corporation
                  Project, Series B, 4.65%, 11/01/00, Exxon Corp. Credit Support:
                  GTY Agreement, 07/01/17+ ......................................       P1/A1+           1,900,000
     1,200,000  Lincoln County Pollution Control Revenue, Exxon Mobil Corporation
                  Project, Series D, 4.55%, 11/01/00, 11/01/14+ .................       P1/A1+           1,200,000
                                                                                                      ------------
                TOTAL WYOMING .................................................................          5,000,000
                                                                                                      ------------
                TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS ........................................        220,950,527
                                                                                                      ------------
TOTAL INVESTMENTS (Cost $220,950,527) (a) .......................................          99.5%       220,950,527
PAYABLE TO MANAGER ..............................................................          (0.0)           (57,451)
PAYABLE TO ADMINISTRATOR ........................................................          (0.0)           (17,186)
DIVIDENDS PAYABLE ...............................................................          (0.1)          (204,206)
OTHER ASSETS AND LIABILITIES (NET) ..............................................           0.6          1,439,775
                                                                                          -----       ------------
NET ASSETS (222,154,858 shares of capital stock outstanding,
   $0.001 par value, two billion shares authorized) .............................         100.0%      $222,111,459
                                                                                          =====       ============

COMPOSITION OF NET ASSETS
Paid-in-capital ................................................................................      $222,114,159
Accumulated net realized loss on investments ...................................................            (2,700)
                                                                                                      ------------
NET ASSETS .....................................................................................      $222,111,459
                                                                                                      ============


SHARES OF CAPITAL STOCK:
   MONEY MARKET CLASS
   Net Asset Value, offering and redemption price per share
     (216,125,446 shares outstanding) ..........................................................             $1.00
                                                                                                             =====

   CASH MANAGEMENT CLASS
   Net Asset Value, offering and redemption price per share
     (6,029,412 shares outstanding) ............................................................             $1.00
                                                                                                             =====


--------------------------------------------------------------------------------

+ Variable rate security. The short term date shown is the next rate change date.
(a)  Aggregate cost for Federal tax purposes.
* Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corporation and Fitch Investors Services Inc. (Unaudited). Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Manager, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolio.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND

TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- OCTOBER 31, 2000
--------------------------------------------------------------------------------
      PRINCIPAL                                                                                          MARKET
       AMOUNT                                                                                             VALUE
      ---------                                                                                          ------
                U.S. TREASURY OBLIGATIONS - 61.2%
   $40,000,000  U.S. Treasury Bills, 6.02% to 6.34%, due 12/14/00 to 01/25/01 ..                       $39,607,674
    10,000,000  U.S. Treasury Notes, 4.875%, due 03/31/01 ......................                         9,942,633
                                                                                                       -----------
                TOTAL U.S. TREASURY OBLIGATIONS ..............................................          49,550,307
                                                                                                       -----------

                REPURCHASE AGREEMENTS -- 39.1%
    10,000,000  ABN AMRO, 6.53%, dated 10/31/00, due 11/01/00,
                  proceeds at maturity, $10,001,814 (a) ........................                        10,000,000
    11,616,883  Bear Stearns & Co., 6.56%, dated 10/31/00, due 11/01/00,
                  proceeds at maturity, $11,619,000 (b) ........................                        11,616,883
    10,000,000  State Street Bank & Trust Co., 6.53%, dated 10/31/00,
                  due 11/01/00, proceeds at maturity, $10,001,814 (c) ..........                        10,000,000
                                                                                                       -----------
                TOTAL REPURCHASE AGREEMENTS ..................................................          31,616,883
                                                                                                       -----------
TOTAL INVESTMENTS (Cost $81,167,190) (d) .......................................         100.3%         81,167,190
PAYABLE TO MANAGER .............................................................          (0.0)            (20,664)
PAYABLE TO ADMINISTRATOR .......................................................          (0.0)             (6,181)
DIVIDENDS PAYABLE ..............................................................          (0.2)           (116,136)
OTHER ASSETS AND LIABILITIES (NET) .............................................           0.1             (77,872)
                                                                                         -----         -----------
NET ASSETS (80,957,319 shares of capital stock outstanding,
   $0.001 par value, two billion shares authorized) ............................         100.0%        $80,946,337
                                                                                         =====         ===========

COMPOSITION OF NET ASSETS
Paid-in-capital ................................................................                       $80,948,462
Accumulated distribution in excess of net investment income ....................                            (2,125)
                                                                                                       -----------
NET ASSETS .....................................................................                       $80,946,337
                                                                                                       ===========

SHARES OF CAPITAL STOCK:
   MONEY MARKET CLASS
   Net Asset Value, offering and redemption price per share
     (76,635,868 shares outstanding) ...........................................                             $1.00
                                                                                                             =====
   CASH MANAGEMENT CLASS
   Net Asset Value, offering and redemption price per share
     (4,321,451 shares outstanding) ............................................                             $1.00
                                                                                                             =====

--------------------------------------------------------------------------------

(a) Collateralized by U.S. Treasury Note, 7.63%, due 02/15/07, market value $10,210,057.
(b) Collateralized by U.S. Treasury Bond, 3.375% due 01/15/07 and U.S. Treasury STRIPS, due 02/15/10, market value $12,051,182.
(c) Collateralized by U.S. Treasury Note, 4.75%, due 11/15/08, market value $10,204,175.
(d) Aggregate cost for Federal tax purposes.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND

STATEMENT OF OPERATIONS  -- YEAR ENDED OCTOBER 31, 2000
-------------------------------------------------------------------------------------------------------------------
                                                               DOMESTIC PRIME       TAX EXEMPT        U.S. TREASURY
                                                                MONEY MARKET       MONEY MARKET       MONEY MARKET
                                                                  PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                               --------------      ------------       -------------
INVESTMENT INCOME:
   Interest .................................................    $24,179,230        $7,966,494        $5,021,924
                                                                 -----------        ----------        ----------
EXPENSES:
   Investment advisory fees .................................      1,181,407           599,152           261,700
   Administration fees ......................................        357,360           158,056            79,230
   Service fees -- Money Market Class .......................        247,153           135,610            52,317
   Shareholder services fees ................................        212,996            38,832            41,267
   Custodian fees ...........................................         77,484            41,580            39,200
   Legal and audit fees .....................................         75,162            34,111            30,323
   Directors' fees ..........................................         33,910            14,803             7,824
   Registration fees ........................................         45,861            10,351            20,439
   Shareholder communications expenses ......................         40,088            11,040             9,711
   Miscellaneous expenses ...................................         22,531            13,048            21,840
                                                                 -----------        ----------        ----------
   TOTAL EXPENSES ...........................................      2,293,952         1,056,583           563,851
                                                                 -----------        ----------        ----------
   Custodian fee credits ....................................             --            (3,079)               --
                                                                 -----------        ----------        ----------
   TOTAL NET EXPENSES .......................................      2,293,952         1,053,504           563,851
                                                                 -----------        ----------        ----------
   NET INVESTMENT INCOME ....................................     21,885,278         6,912,990         4,458,073
                                                                 -----------        ----------        ----------
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................         12,870                --            22,140
                                                                 -----------        ----------        ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....    $21,898,148        $6,912,990        $4,480,213
                                                                 ===========        ==========        ==========


                 See accompanying notes to financial statements.

THE TREASURER'S FUND

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                         DOMESTIC PRIME                  TAX EXEMPT                  U.S. TREASURY
                                     MONEY MARKET PORTFOLIO        MONEY MARKET PORTFOLIO        MONEY MARKET PORTFOLIO
                                 -----------------------------  ----------------------------  ----------------------------
                                  YEAR ENDED      YEAR ENDED      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                  OCTOBER 31,     OCTOBER 31,     OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                     2000            1999             2000         1999           2000            1999
                                --------------  --------------  -------------   ------------  ------------   --------------
OPERATIONS:
   Net investment income .....  $   21,885,278  $   17,921,719  $   6,912,990   $  5,059,049  $  4,458,073   $    4,899,219
   Net realized gain (loss)
    on investments ...........          12,870             167             --         (2,700)       22,140           44,590
                                --------------  --------------  -------------   ------------  ------------   --------------
   NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS       21,898,148      17,921,886      6,912,990      5,056,349     4,480,213        4,943,809
                                --------------  --------------  -------------   ------------  ------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
    Money Market Class .......     (20,755,894)    (17,972,297)    (6,835,565)    (5,061,709)   (4,303,872)      (4,901,323)
    Cash Management Class ....      (1,129,384)             --        (78,195)            --      (154,201)              --
                                --------------  --------------  -------------   ------------  ------------   --------------
                                   (21,885,278)    (17,972,297)    (6,913,760)    (5,061,709)   (4,458,073)      (4,901,323)
                                --------------  --------------  -------------   ------------  ------------   --------------
   Net realized gain on
    investment transactions
    Money Market Class .......         (12,859)             --             --             --       (21,353)         (44,590)
    Cash Management Class ....             (11)             --             --             --          (787)              --
                                --------------  --------------  -------------   ------------  ------------   --------------
                                       (12,870)             --             --             --       (22,140)         (44,590)
                                --------------  --------------  -------------   ------------  ------------   --------------
   TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS ............     (21,898,148)    (17,972,297)    (6,913,760)    (5,061,709)   (4,480,213)      (4,945,913)
                                --------------  --------------  -------------   ------------  ------------   --------------
CAPITAL SHARE TRANSACTIONS
   ($1.00 PER SHARE):
   Proceeds from shares sold
    Money Market Class .......   1,525,752,537   3,318,246,393    627,555,886    584,568,905   291,277,152    1,207,585,473
    Cash Management Class ....      66,991,813              --     14,674,563             --    74,243,877              --
                                --------------  --------------  -------------   ------------  ------------   --------------
                                 1,592,744,350   3,318,246,393    642,230,449    584,568,905   365,521,029    1,207,585,473
                                --------------  --------------  -------------   ------------  ------------   --------------
   Proceeds from reinvestment
    of dividends
    Money Market Class .......      19,952,259      17,078,577      6,691,036      4,939,651     4,172,640        4,224,966
    Cash Management Class ....       1,037,770              --         70,208             --        90,598               --
                                --------------  --------------  -------------   ------------  ------------   --------------
                                    20,990,029      17,078,577      6,761,244      4,939,651     4,263,238        4,224,966
                                --------------  --------------  -------------   ------------  ------------   --------------
   Cost of shares redeemed
    Money Market Class .......  (1,607,295,762) (3,277,183,482)  (613,744,076)  (607,513,281) (327,708,707)  (1,213,795,134)
    Cash Management Class ....     (24,602,550)             --     (8,715,360)            --   (70,021,903)              --
                                --------------  --------------  -------------   ------------  ------------   --------------
                                (1,631,898,312) (3,277,183,482)  (622,459,436)  (607,513,281) (397,730,610)  (1,213,795,134)
                                --------------  --------------  -------------   ------------  ------------   --------------
   Net increase (decrease)
    in net assets from
    share transactions .......     (18,163,933)     58,141,488     26,532,257    (18,004,725)  (27,946,343)      (1,984,695)
                                --------------  --------------  -------------   ------------  ------------   --------------
   NET INCREASE (DECREASE)
    IN NET ASSETS ............     (18,163,933)     58,091,077     26,531,487    (18,010,085)  (27,946,343)      (1,986,799)

NET ASSETS:
   Beginning of period .......     415,940,706     357,849,629    195,579,972    213,590,057   108,892,680      110,879,479
                                --------------  --------------  -------------   ------------  ------------   --------------
   End of period .............  $  397,776,773  $  415,940,706  $ 222,111,459   $195,579,972  $ 80,946,337   $  108,892,680
                                ==============  ==============  =============   ============  ============   ==============
   Undistributed (Distribution
    in excess of) net investment
    income ...................  $       (4,404) $       (4,404) $          --   $        770  $     (2,125) $        (2,125)
                                --------------  --------------  -------------   ------------  ------------   --------------


                 See accompanying notes to financial statements.

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS

DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                    OPERATING PERFORMANCE                DISTRIBUTIONS TO SHAREHOLDERS
                         -----------------------------------------  ---------------------------------------
                                              Net
                   Net Asset              Realized and                              Net
                     Value,      Net       Unrealized   Total from     Net        Realized
Period Ended       Beginning   Investment   Gain on     Investment  Investment     Gain on        Total
December 31,       of Period   Income (a)  Investments  Operations    Income     Investments  Distributions
------------       ---------   ---------- ------------- ----------  ----------   -----------  -------------
MONEY MARKET CLASS
   2000                 $1.00    $0.055     $0.000(e)     $0.055    $(0.055)      $(0.000)(e)    $(0.055)
   1999                  1.00     0.045         --         0.045     (0.045)           --         (0.045)
   1998                  1.00     0.050         --         0.050     (0.050)           --         (0.050)
   1997                  1.00     0.050         --         0.050     (0.049)       (0.001)        (0.050)
   1996                  1.00     0.049         --         0.049     (0.049)           --         (0.049)
CASH MANAGEMENT CLASS
   2000(c)              $1.00    $0.030     $0.000(e)     $0.030     $(0.030)     $(0.000)(e)    $(0.030)

                         DISTRIBUTIONS
                             TO                        RATIOS TO AVERAGE NET ASSETS
                         SHAREHOLDERS                       AND SUPPLEMENTAL DATA
                       -----------------  ----------------------------------------------------------
                                                         Ratio of Net    Ratio of        Ratio of
                       Net Asset           Net Assets,    Investment     Operating       Interest
                        Value,               End of        Income        Expenses       Expense to
Period Ended            End of    Total    Period to     Average to      Average        Average Net
December 31,            Period   Return+  (in 000's)   Net Assets (a)  Net Assets (b)     Assets
------------           ---------  -------  ---------   --------------  --------------  -----------

MONEY MARKET CLASS      $1.00      5.68%    $354,350        5.55%           0.59%            --
   2000                  1.00      4.65      415,941        4.55            0.50             --
   1999                  1.00      5.15      357,850        5.03            0.54             --
   1998                  1.00      5.19      280,339        4.99            0.52             --
   1997                  1.00      5.12      236,812        4.93            0.54           0.01%
   1996
CASH MANAGEMENT CLASS   $1.00      3.04%    $ 43,427        5.62%(d)        0.52%(d)         --
   2000(c)
---------------------------------------------------------------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Net investment income before fees waived by the administrator for the year ended October 31, 1996 was $0.048.
(b) Operating expense ratios after custodian fee credits on cash balances maintained with the custodian and fees waived by the administrator for the year ended October 31, 1996 was 0.52%.
(c)  From commencement of offering on May 1, 2000.
(d)  Annualized.
(e)  Amount represents less than $0.0005 per share.

TAX EXEMPT MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                       OPERATING PERFORMANCE                   DISTRIBUTIONS TO SHAREHOLDERS
                  -----------------------------------  -----------------------------------------------

Period Ended        Net Asset Value,   Net Investment  Net Investment  Net Asset Value,
December 31,      Beginning of Period      Income          Income       End of Period    Total Return+
------------      -------------------  --------------  --------------  ----------------  -------------
MONEY MARKET CLASS
   2000                 $1.00             $0.035         $(0.035)          $1.00               3.52%
   1999                  1.00              0.027          (0.027)           1.00               2.71
   1998                  1.00              0.030          (0.030)           1.00               3.08
   1997                  1.00              0.031          (0.031)           1.00               3.12
   1996                  1.00              0.030          (0.030)           1.00               3.04
CASH MANAGEMENT CLASS
   2000(b)              $1.00             $0.019         $(0.019)          $1.00               1.93%

                                     RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                             ---------------------------------------------------------------
                                                     Ratio of Net         Ratio of Operating
Period Ended                  Net Assets, End of    Investment Income     Expenses to Average
December 31,                   Period (in 000's)   to Average Net Assets     Net Assets (a)
------------                  ------------------   --------------------   -------------------
MONEY MARKET CLASS
   2000                            $216,082                3.47%                 0.53%
   1999                             195,580                2.67                  0.49
   1998                             213,590                3.04                  0.50
   1997                             192,834                3.07                  0.53
   1996                             158,507                3.00                  0.54
CASH MANAGEMENT CLASS
   2000(b)                         $  6,029                3.54%(c)              0.46%(c)
--------------------------------------------------------------------------------

+   Total  return  represents  aggregate  total  return of a  hypothetical  $1,000 investment  at the  beginning  of the  period  and sold at the end of the period including  reinvestment  of dividends.  Total return for the period of less than one year is not  annualized.
(a) Operating  expense ratios after  custodian fee
    credits on cash  balances  maintained  with the  custodian  for the years  ended
    October 31, 2000, 1999, 1998, 1997 and 1996 were 0.53%,  0.48%, 0.48%, 0.52% and
    0.52%,  respectively.
(b) From  commencement  of offering  on May 1, 2000.
(c) Annualized.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS

U.S. TREASURY MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                              OPERATING PERFORMANCE                     DISTRIBUTIONS TO SHAREHOLDERS
                  -----------------------------------------------  --------------------------------------
                                             Net
                  Net Asset              Realized and                              Net
                    Value,      Net       Unrealized   Total from      Net       Realized
Period Ended      Beginning  Investment     Gain on    Investment  Investment    Gain on        Total
December 31,      of Period    Income    Investments   Operations    Income    Investments  Distributions
------------      ---------  ----------  ------------  ----------  ----------  -----------  -------------
MONEY MARKET CLASS
   2000             $1.00      $0.052       $0.000(d)    $0.052     $(0.052)    $(0.000)(d)   $(0.052)
   1999              1.00       0.042           --        0.042      (0.042)         --        (0.042)
   1998              1.00       0.048        0.001        0.049      (0.048)     (0.001)       (0.049)
   1997              1.00       0.047        0.001        0.048      (0.047)     (0.001)       (0.048)
   1996              1.00       0.047           --        0.047      (0.047)         --        (0.047)
CASH MANAGEMENT CLASS
   2000(b)          $1.00      $0.028       $0.000(d)    $0.028     $(0.028)    $(0.000)(d)   $(0.028)

                       DISTRIBUTIONS
                            TO                RATIOS TO AVERAGE NET ASSETS
                       SHAREHOLDERS              AND SUPPLEMENTAL DATA
                    ------------------- ----------------------------------------
                                                       Ratio of   Net Ratio of
                     Net Asset           Net Assets,  Investment   Operating
                       Value,              End of       Income     Expenses to
Period Ended           End of     Total     Period     to Average  Average Net
December 31,           Period    Return+  (in 000's)   Net Assets   Assets (a)
------------         ----------  -------  -----------  ----------  ------------
MONEY MARKET CLASS
   2000                 $1.00     5.28%     $ 76,634      5.11%       0.65%
   1999                  1.00     4.34       108,893      4.19        0.56
   1998                  1.00     5.03       110,879      4.83        0.51
   1997                  1.00     4.91        85,204      4.74        0.61
   1996                  1.00     4.83        90,761      4.70        0.63
CASH MANAGEMENT CLASS
   2000(b)              $1.00     2.81%     $ 4,312       5.17%(c)    0.59%(c)
---------------------------------------

+   Total  return  represents  aggregate  total  return of a  hypothetical  $1,000 investment  at the  beginning  of the  period  and sold at the end of the period including  reinvestment  of dividends.  Total return for the period of less than one year is not  annualized.
(a) Operating  expense ratios after  custodian fee
    credits on  securities  lending  income for the year ended  October 31, 1997 was
    0.60%.  Operating  expense  ratios after  custodian fee credits on cash balances maintained with the custodian for the years ended October 31, 1996 and 1995 were
    0.60% and 0.54%, respectively.
(b) From commencement of offering on May 1, 2000.
(c) Annualized.
(d) Amount represents less than $0.0005 per share.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. DESCRIPTION. The Treasurer's Fund, Inc. (the "Fund") was organized as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently consists of six separately managed portfolios, three of which are active: the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio (each a "Portfolio" and collectively, the "Portfolios"). Shares of these Portfolios are offered as either (i) the Gabelli Cash Management Class (the "New Class of Shares" or "Cash Management Class") or (ii) the U.S. Treasury Money Market Class, the Domestic Prime Money Market Class and the Tax Exempt Money Market Class (the "Existing Class of Shares" or "Money Market Class"). The New Class of Shares is identical to the Existing Class of Shares except that the Existing Class of Shares are offered to organizations which are compensated for enhanced transfer agency services. The Global Money Market Portfolio, the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio are currently inactive.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost (which approximates market value) whereby a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by Gabelli Fixed Income LLC (the "Advisor"). Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. The Portfolio will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement. The Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. When-issued securities are recorded on the date on which the priced transaction confirmation is received.

Dividends  and  Distributions.   Dividends  from  investment  income  (including
realized capital gains and losses) are declared daily and paid monthly. Distributions of long term capital gains, if any, are paid

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Advisor.

The Tax Exempt Money Market Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the equivalent amount of interest earned by the Custodian on such uninvested cash balances. For financial reporting purposes for the twelve months ended October 31, 2000, custodian fee credits were $3,079. There was no effect on net investment income. The Portfolio could have invested such amounts in an income producing asset if it had not agreed to a reduction of fees or expenses under the expenses offset arrangement with its custodian.

As of October 31, 2000, the Tax Exempt Money Market Portfolio had net capital loss carryforwards for Federal income tax purposes of $2,700 expiring in 2007.

PROVISION FOR INCOME TAXES. Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

3. AGREEMENT WITH AFFILIATED PARTIES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Advisor which provides that the Fund will pay the Advisor a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of each Portfolio's average daily net assets. In accordance with the Advisory Agreement, the Advisor provides a continuous investment program for the Fund's portfolios, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

Gabelli Funds, LLC, (the "Administrator") serves as the Administrator to the Fund pursuant to an Administrative Services Agreement with each of the Portfolios under which the Administrator provides services for a fee that is computed daily and paid monthly in accordance with the following schedule: (i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) 0.050% of all aggregate average daily net assets of the Fund over $1 billion.

The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. As of March 1, 2000, Gabelli & Company, Inc. (the "Distributor") serves as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund. Prior to March 1, 2000, Gabelli Fixed Income Distributors, Inc. served as the Fund's Distributor.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

SHAREHOLDERS AND BOARD OF DIRECTORS
THE TREASURER'S FUND, INC.

    We have audited the accompanying statement of net assets of the Domestic Prime Money Market, the Tax Exempt Money Market, and the U.S. Treasury Money Market Portfolios (each a portfolio of the Treasurer's Fund, Inc.) (the "Fund") as of October 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Treasurer's Fund, Inc. as of October 31, 2000, the results of its operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                             /S/ SIGNATURE
                                                             ERNST & YOUNG LLP

New York, New York
December 4, 2000

--------------------------------------------------------------------------------
                   2000 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

   For the fiscal year ended October 31, 2000, none of the ordinary income dividends qualify for the dividend received deduction available to corporations. For the fiscal year ended October 31, 2000, 100.0% of the ordinary income dividends paid by the Tax Exempt Money Market Portfolio are exempt from Federal taxation. These dividends may not be exempt from state and local taxation. Due to the diversity in state and local tax laws, it is recommended that you consult your personal tax advisor for the applicability of the information provided as to your specific situation.

   U.S. GOVERNMENT INCOME:

   The percentage of ordinary income dividend paid by the Domestic Prime Money Market Portfolio, Tax Exempt Money Market Portfolio and U.S. Treasury Money Market Portfolio during the period from November 1, 1999 through October 31, 2000 which was derived from U.S. Treasury securities was 0.0%, 0.0% and 53.5%, respectively. Such income may be exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Treasury securities. The U.S. Treasury Money Market Portfolio derived 53.5% of its ordinary income from U.S. Treasury securities during fiscal year 2000, and thus, met the requirement. The Domestic Prime Money Market Portfolio and Tax Exempt Money Market Portfolio did not meet this strict requirement in fiscal year 2000.
--------------------------------------------------------------------------------

                   THE TREASURER'S FUND
                   One Corporate Center
                 Rye, New York 10580-1434
                       1-800-GABELLI
                     [1-800-422-3554]
                    FAX: 1-914-921-5118
                  HTTP://WWW.GABELLI.COM
                 E-MAIL: INFO@GABELLI.COM
     (Net Asset Value may be obtained daily by calling
              1-800-GABELLI after 6:00 P.M.)

                    BOARD OF DIRECTORS

Felix J. Christiana              Arthur V. Ferrara
FORMER SENIOR VICE PRESIDENT     FORMER CHAIRMAN AND
DOLLAR DRY DOCK SAVINGS BANK     CHIEF EXECUTIVE OFFICER
                                 GUARDIAN LIFE INSURANCE
                                 COMPANY OF AMERICA

Anthony J. Colavita              Karl Otto Pohl
ATTORNEY-AT-LAW                  FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.        DEUTSCHE BUNDESBANK

Richard N. Daniel                Anthony R. Pustorino
FORMER CHAIRMAN AND              CERTIFIED PUBLIC ACCOUNTANT
CHIEF EXECUTIVE OFFICER          PROFESSOR, PACE UNIVERSITY
HANDY & HARMAN

Mary E. Hauck                    Werner J. Roeder, MD
(RETIRED) SENIOR PORTFOLIO       MEDICAL DIRECTOR
MANAGER                          LAWRENCE HOSPITAL
GABELLI-O'CONNOR FIXED INCOME
MUTUAL FUND MANAGEMENT CO.

Robert C. Kolodny, MD            Anthonie C. van Ekris
PHYSICIAN, AUTHOR AND LECTURER   MANAGING DIRECTOR
GENERAL PARTNER OF KBS           BALMAC INTERNATIONAL, INC.
PARTNERSHIP

                       OFFICERS

Ronald S. Eaker                  Judith A. Raneri
PRESIDENT AND                    SECRETARY, TREASURER AND
CHIEF INVESTMENT OFFICER         PORTFOLIO MANAGER

Henley L. Smith                  Bruce N. Alpert
VICE PRESIDENT AND               VICE PRESIDENT
INVESTMENT OFFICER

                      DISTRIBUTOR
                Gabelli & Company, Inc.

                       CUSTODIAN
                Custodial Trust Company

                     LEGAL COUNSEL
         Paul, Hastings, Janofsky & Walker LLP

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This report is submitted for the general  information of the shareholders of
The Treasurer's Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
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GAB TRS AR00 SR

THE
TREASURER'S
FUND,
INC.

Money Market Portfolios
-----------------------

Domestic Prime
Tax Exempt
U.S. Treasury

                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 2000